Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents	9. CASH AND CASH EQUIVALENTS Cash and cash equivalents comprise the following:

	AS AT DECEMBER 31,
	2021	2020
Cash at bank	51,047	8,225